Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Composition of Loan Portfolio

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2014	2013
Commercial
Commercial	$74,996	$64,762
Lease financing	5,381	5,271
Total commercial	80,377	70,033

Commercial Real Estate
Commercial mortgages	33,360	32,183
Construction and development	9,435	7,702

Total commercial real estate	42,795	39,885
Residential Mortgages
Residential mortgages	38,598	37,545
Home equity loans, first liens	13,021	13,611

Total residential mortgages	51,619	51,156
Credit Card	18,515	18,021
Other Retail
Retail leasing	5,871	5,929
Home equity and second mortgages	15,916	15,442
Revolving credit	3,309	3,276
Installment	6,242	5,709
Automobile	14,822	13,743
Student	3,104	3,579

Total other retail	49,264	47,678

Total loans, excluding covered loans	242,570	226,773
Covered Loans	5,281	8,462

Total loans	$247,851	$235,235

Changes in Accretable Balance for Purchased Impaired Loans

Changes in the accretable balance for purchased impaired loans for the years ended December 31, were as follows:

(Dollars in Millions)	2014	2013	2012
Balance at beginning of period	$1,655	$1,709	$2,619
Purchases	–	–	13
Accretion	(441)	(499)	(437)
Disposals	(131)	(172)	(208)
Reclassifications from nonaccretable difference(a)	229	258	454
Other(b)	(3)	359	(732)

Balance at end of period	$1,309	$1,655	$1,709

(a)	Primarily relates to changes in expected credit performance.

(b)	The amount for the year ended December 31, 2013, primarily represents the reclassification of unamortized decreases in the FDIC asset (which are presented as a separate component within the covered assets table on page 107 beginning in 2013), partially offset by the impact of changes in expectations about retaining covered single-family loans beyond the term of the indemnification agreements. The amount for the year end December 31, 2012, primarily represents a change in the Company’s expectations regarding potential sale of modified covered loans at the end of the indemnification agreements which results in a reduction in the expected contractual interest payments included in the accretable balance for those loans that may be sold.

Activity in Allowance for Credit Losses by Portfolio Type

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2013	$1,075	$776	$875	$884	$781	$4,391	$146	$4,537
Add
Provision for credit losses	266	(63)	107	657	278	1,245	(16)	1,229
Deduct
Loans charged off	305	36	216	725	384	1,666	13	1,679
Less recoveries of loans charged off	(110)	(49)	(21)	(67)	(96)	(343)	(2)	(345)

Net loans charged off	195	(13)	195	658	288	1,323	11	1,334
Other changes (a)	–	–	–	(3)	–	(3)	(54)	(57)

Balance at December 31, 2014	$1,146	$726	$787	$880	$771	$4,310	$65	$4,375

Balance at December 31, 2012	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733
Add
Provision for credit losses	144	(114)	212	677	351	1,270	70	1,340
Deduct
Loans charged off	246	92	297	739	523	1,897	37	1,934
Less recoveries of loans charged off	(126)	(125)	(25)	(83)	(105)	(464)	(5)	(469)

Net loans charged off	120	(33)	272	656	418	1,433	32	1,465
Other changes (a)	–	–	–	–	–	–	(71)	(71)

Balance at December 31, 2013	$1,075	$776	$875	$884	$781	$4,391	$146	$4,537

Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Add
Provision for credit losses	316	(131)	446	571	558	1,760	122	1,882
Deduct
Loans charged off	378	242	461	769	666	2,516	11	2,527
Less recoveries of loans charged off	(103)	(76)	(23)	(102)	(125)	(429)	(1)	(430)

Net loans charged off	275	166	438	667	541	2,087	10	2,097
Other changes (a)	–	–	–	(33)	–	(33)	(33)	(66)

Balance at December 31, 2012	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733

(a)	Includes net changes in credit losses to be reimbursed by the FDIC and for the years ended December 31, 2014 and 2013, reductions in the allowance for covered loans where the reversal of a previously recorded allowance was offset by an associated decrease in the indemnification asset, and the impact of any loan sales.

Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance Balance at December 31, 2014 Related to
Loans individually evaluated for impairment(a)	$5	$4	$–	$–	$–	$9	$–	$9
TDRs collectively evaluated for impairment	12	12	319	61	41	445	4	449
Other loans collectively evaluated for impairment	1,129	678	468	819	730	3,824	1	3,825
Loans acquired with deteriorated credit quality	–	32	–	–	–	32	60	92

Total allowance for credit losses	$1,146	$726	$787	$880	$771	$4,310	$65	$4,375

Allowance Balance at December 31, 2013 Related to
Loans individually evaluated for impairment(a)	$15	$17	$–	$–	$–	$32	$–	$32
TDRs collectively evaluated for impairment	19	26	329	87	55	516	4	520
Other loans collectively evaluated for impairment	1,041	700	546	797	726	3,810	5	3,815
Loans acquired with deteriorated credit quality	–	33	–	–	–	33	137	170

Total allowance for credit losses	$1,075	$776	$875	$884	$781	$4,391	$146	$4,537
(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans (b)	Total Loans
December 31, 2014
Loans individually evaluated for impairment(a)	$159	$128	$12	$–	$–	$299	$–	$299
TDRs collectively evaluated for impairment	124	393	4,653	240	237	5,647	34	5,681
Other loans collectively evaluated for impairment	80,093	41,744	46,953	18,275	49,027	236,092	2,463	238,555
Loans acquired with deteriorated credit quality	1	530	1	–	–	532	2,784	3,316

Total loans	$80,377	$42,795	$51,619	$18,515	$49,264	$242,570	$5,281	$247,851

December 31, 2013
Loans individually evaluated for impairment(a)	$197	$237	$–	$–	$–	$434	$62	$496
TDRs collectively evaluated for impairment	155	358	5,064	310	269	6,156	87	6,243
Other loans collectively evaluated for impairment	69,680	39,129	46,090	17,711	47,409	220,019	4,538	224,557
Loans acquired with deteriorated credit quality	1	161	2	–	–	164	3,775	3,939

Total loans	$70,033	$39,885	$51,156	$18,021	$47,678	$226,773	$8,462	$235,235

(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.

(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Summary of Loans by Portfolio Type, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2014
Commercial	$79,977	$247	$41	$112	$80,377
Commercial real estate	42,406	110	20	259	42,795
Residential mortgages(a)	50,330	221	204	864	51,619
Credit card	18,046	229	210	30	18,515
Other retail	48,764	238	75	187	49,264

Total loans, excluding covered loans	239,523	1,045	550	1,452	242,570
Covered loans	4,804	68	395	14	5,281

Total loans	$244,327	$1,113	$945	$1,466	$247,851

December 31, 2013
Commercial	$69,587	$257	$55	$134	$70,033
Commercial real estate	39,459	94	29	303	39,885
Residential mortgages(a)	49,695	358	333	770	51,156
Credit card	17,507	226	210	78	18,021
Other retail	47,156	245	86	191	47,678

Total loans, excluding covered loans	223,404	1,180	713	1,476	226,773
Covered loans	7,693	166	476	127	8,462

Total loans	$231,097	$1,346	$1,189	$1,603	$235,235
(a)	At December 31, 2014, $431 million of loans 30–89 days past due and $3.1 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $440 million and $3.7 billion at December 31, 2013, respectively.

Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified(a)	Total Criticized	Total
December 31, 2014
Commercial	$78,409	$1,204	$764	$1,968	$80,377
Commercial real estate	41,322	451	1,022	1,473	42,795
Residential mortgages(b)	50,479	5	1,135	1,140	51,619
Credit card	18,275	–	240	240	18,515
Other retail	48,932	20	312	332	49,264

Total loans, excluding covered loans	237,417	1,680	3,473	5,153	242,570
Covered loans	5,164	–	117	117	5,281

Total loans	$242,581	$1,680	$3,590	$5,270	$247,851

Total outstanding commitments	$501,535	$2,964	$4,179	$7,143	$508,678

December 31, 2013
Commercial	$68,075	$1,013	$945	$1,958	$70,033
Commercial real estate	38,113	616	1,156	1,772	39,885
Residential mortgages(b)	50,152	5	999	1,004	51,156
Credit card	17,733	–	288	288	18,021
Other retail	47,313	27	338	365	47,678

Total loans, excluding covered loans	221,386	1,661	3,726	5,387	226,773
Covered loans	8,160	18	284	302	8,462

Total loans	$229,546	$1,679	$4,010	$5,689	$235,235

Total outstanding commitments	$470,046	$2,939	$4,812	$7,751	$477,797

(a)	Classified rating on consumer loans primarily based on delinquency status.

(b)	At December 31, 2014, $3.1 billion of GNMA loans 90 days or more past due and $2.2 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $3.7 billion and $2.6 billion at December 31, 2013, respectively.

Summary of Impaired Loans by Portfolio Class

A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment(a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2014
Commercial	$329	$769	$21	$51
Commercial real estate	624	1,250	23	18
Residential mortgages	2,730	3,495	273	–
Credit card	240	240	61	–
Other retail	361	570	44	4

Total impaired loans, excluding GNMA and covered loans	4,284	6,324	422	73
Loans purchased from GNMA mortgage pools	2,244	2,244	50	–
Covered loans	43	55	4	1

Total	$6,571	$8,623	$476	$74

December 31, 2013
Commercial	$382	$804	$36	$54
Commercial real estate	693	1,322	51	40
Residential mortgages	2,767	3,492	308	–
Credit card	310	310	87	–
Other retail	391	593	59	14

Total impaired loans, excluding GNMA and covered loans	4,543	6,521	541	108
Loans purchased from GNMA mortgage pools	2,607	2,607	28	–
Covered loans	452	1,008	30	4

Total	$7,602	$10,136	$599	$112

(a)	Substantially all loans classified as impaired at December 31, 2014 and 2013, had an associated allowance for credit losses. The total amount of interest income recognized during 2014 on loans classified as impaired at December 31, 2014, excluding those acquired with deteriorated credit quality, was $341 million, compared to what would have been recognized at the original contractual terms of the loans of $470 million.

Impaired Loans Average Recorded Investment and Interest Income

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2014
Commercial	$414	$9
Commercial real estate	592	26
Residential mortgages	2,742	140
Credit card	273	9
Other retail	377	17

Total impaired loans, excluding GNMA and covered loans	4,398	201
Loans purchased from GNMA mortgage pools	2,609	124
Covered loans	334	15

Total	$7,341	$340

2013
Commercial	$382	$29
Commercial real estate	889	39
Residential mortgages	2,749	134
Credit card	366	16
Other retail	424	24

Total impaired loans, excluding GNMA and covered loans	4,810	242
Loans purchased from GNMA mortgage pools	1,967	100
Covered loans	561	27

Total	$7,338	$369

2012
Commercial	$470	$18
Commercial real estate	1,314	43
Residential mortgages	2,717	130
Credit card	510	28
Other retail	301	19

Total impaired loans, excluding GNMA and covered loans	5,312	238
Loans purchased from GNMA mortgage pools	1,448	73
Covered loans	980	29

Total	$7,740	$340

Summary of Loans Modified as TDRs

The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
2014
Commercial	2,027	$238	$203
Commercial real estate	78	80	71
Residential mortgages	2,089	271	274
Credit card	26,511	144	145
Other retail	2,833	61	61

Total loans, excluding GNMA and covered loans	33,538	794	754
Loans purchased from GNMA mortgage pools	8,961	1,000	1,013
Covered loans	43	15	14

Total loans	42,542	$1,809	$1,781

2013
Commercial	2,429	$166	$155
Commercial real estate	165	205	198
Residential mortgages	2,179	309	304
Credit card	26,669	160	161
Other retail	4,290	103	102

Total loans, excluding GNMA and covered loans	35,732	943	920
Loans purchased from GNMA mortgage pools	8,878	1,121	1,066
Covered loans	123	94	72

Total loans	44,733	$2,158	$2,058

2012
Commercial	4,843	$307	$272
Commercial real estate	312	493	461
Residential mortgages	4,616	638	623
Credit card	49,320	241	255
Other retail	10,461	279	275

Total loans, excluding GNMA and covered loans	69,552	1,958	1,886
Loans purchased from GNMA mortgage pools	9,518	1,280	1,245
Covered loans	192	277	263

Total loans	79,262	$3,515	$3,394

Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted
2014
Commercial	629	$44
Commercial real estate	22	12
Residential mortgages	611	86
Credit card	6,335	33
Other retail	845	24

Total loans, excluding GNMA and covered loans	8,442	199
Loans purchased from GNMA mortgage pools	876	102
Covered loans	14	5

Total loans	9,332	$306

2013
Commercial	642	$46
Commercial real estate	87	102
Residential mortgages	1,099	163
Credit card	6,640	37
Other retail	1,841	80

Total loans, excluding GNMA and covered loans	10,309	428
Loans purchased from GNMA mortgage pools	4,972	640
Covered loans	63	49

Total loans	15,344	$1,117

2012
Commercial	859	$48
Commercial real estate	111	232
Residential mortgages	1,073	146
Credit card	9,774	54
Other retail	1,818	56

Total loans, excluding GNMA and covered loans	13,635	536
Loans purchased from GNMA mortgage pools	1,245	177
Covered loans	68	97

Total loans	14,948	$810

Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans
TABLE 8 COMMERCIAL REAL ESTATE LOANS BY PROPERTY TYPE AND GEOGRAPHY

	2014		2013
At December 31 (Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$11,535	26.9%	$11,223	28.1%
Commercial property
Industrial	1,582	3.7	1,567	3.9
Office	5,680	13.3	5,173	13.0
Retail	4,896	11.4	4,503	11.3
Other commercial	4,670	10.9	4,253	10.7
Multi-family	8,548	20.0	7,886	19.8
Hotel/motel	3,624	8.5	3,251	8.1
Residential homebuilders	1,996	4.7	1,728	4.3
Health care facilities	264	.6	301	.8
Total	$42,795	100.0%	$39,885	100.0%
Geography
California	$10,545	24.6%	$9,148	22.9%
Colorado	1,955	4.6	1,781	4.5
Illinois	2,153	5.0	1,586	4.0
Minnesota	2,031	4.7	2,052	5.2
Missouri	1,453	3.4	1,573	3.9
Ohio	1,391	3.3	1,491	3.7
Oregon	2,012	4.7	1,999	5.0
Washington	3,501	8.2	3,548	8.9
Wisconsin	2,293	5.4	2,410	6.0
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,202	5.1	2,237	5.6
Arkansas, Indiana, Kentucky, Tennessee	1,764	4.1	1,718	4.3
Idaho, Montana, Wyoming	1,319	3.1	1,265	3.2
Arizona, Nevada, New Mexico, Utah	3,383	7.9	3,214	8.1
Total banking region	36,002	84.1	34,022	85.3
Florida, Michigan, New York, Pennsylvania, Texas	3,656	8.6	3,178	8.0
All other states	3,137	7.3	2,685	6.7
Total outside Company’s banking region	6,793	15.9	5,863	14.7
Total	$42,795	100.0%	$39,885	100.0%

Carrying Amount of Covered Assets

The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans and other assets as shown in the following table:

	2014				2013
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$–	$–	$–	$–	$–	$32	$–	$32
Commercial real estate loans	–	–	–	–	738	1,494	–	2,232
Residential mortgage loans	2,784	738	–	3,522	3,037	890	–	3,927
Credit card loans	–	–	–	–	–	5	–	5
Other retail loans	–	584	–	584	–	666	–	666
Losses reimbursable by the FDIC(a)	–	–	717	717	–	–	798	798
Unamortized changes in FDIC asset(b)	–	–	458	458	–	–	802	802
Covered loans	2,784	1,322	1,175	5,281	3,775	3,087	1,600	8,462
Foreclosed real estate	–	–	37	37	–	–	97	97
Total covered assets	$2,784	$1,322	$1,212	$5,318	$3,775	$3,087	$1,697	$8,559

(a)	Relates to loss sharing agreements with remaining terms up to five years.

(b)	Represents decreases in expected reimbursements by the FDIC as a result of decreases in expected losses on the covered loans. These amounts are amortized as a reduction in interest income on covered loans over the shorter of the expected life of the respective covered loans or the remaining contractual term of the indemnification agreements.

Commercial Loans by Industry Group and Geography Excluding Covered Loans
TABLE 7 COMMERCIAL LOANS BY INDUSTRY GROUP AND GEOGRAPHY

	2014		2013
At December 31 (Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Manufacturing	$12,261	15.3%	$10,738	15.3%
Finance and insurance	7,799	9.7	5,864	8.4
Real estate, rental and leasing	7,779	9.7	6,788	9.7
Wholesale trade	7,350	9.1	6,346	9.1
Retail trade	6,428	8.0	5,401	7.7
Healthcare and social assistance	5,280	6.6	5,048	7.2
Public administration	4,033	5.0	3,934	5.6
Professional, scientific and technical services	3,121	3.9	2,747	3.9
Transport and storage	2,941	3.7	2,322	3.3
Information	2,702	3.4	2,443	3.5
Mining	2,604	3.2	2,094	3.0
Arts, entertainment and recreation	2,493	3.1	2,214	3.2
Educational services	2,286	2.8	2,222	3.2
Agriculture, forestry, fishing and hunting	1,642	2.0	1,508	2.1
Other services	1,449	1.8	1,507	2.1
Utilities	1,404	1.7	1,374	2.0
Other	8,805	11.0	7,483	10.7
Total	$80,377	100.0%	$70,033	100.0%
Geography
California	$9,961	12.4%	$8,748	12.5%
Colorado	3,528	4.4	2,970	4.2
Illinois	4,108	5.1	3,539	5.1
Minnesota	6,316	7.9	5,086	7.3
Missouri	2,832	3.5	2,893	4.1
Ohio	3,534	4.4	3,385	4.8
Oregon	2,130	2.6	1,941	2.8
Washington	3,237	4.0	2,823	4.0
Wisconsin	3,090	3.8	2,768	4.0
Iowa, Kansas, Nebraska, North Dakota, South Dakota	4,400	5.5	4,091	5.8
Arkansas, Indiana, Kentucky, Tennessee	4,949	6.2	4,024	5.8
Idaho, Montana, Wyoming	1,475	1.8	1,148	1.6
Arizona, Nevada, New Mexico, Utah	2,951	3.7	2,917	4.2
Total banking region	52,511	65.3	46,333	66.2
Florida, Michigan, New York, Pennsylvania, Texas	14,036	17.5	11,762	16.8
All other states	13,830	17.2	11,938	17.0
Total outside Company’s banking region	27,866	34.7	23,700	33.8
Total	$80,377	100.0%	$70,033	100.0%

Summary of Nonperforming Assets
TABLE 16 NONPERFORMING ASSETS(a)

At December 31 (Dollars in Millions)	2014	2013	2012	2011	2010
Commercial
Commercial	$99	$122	$107	$280	$519
Lease financing	13	12	16	32	78
Total commercial	112	134	123	312	597
Commercial Real Estate
Commercial mortgages	175	182	308	354	545
Construction and development	84	121	238	545	748
Total commercial real estate	259	303	546	899	1,293
Residential Mortgages(b)	864	770	661	650	636
Credit Card	30	78	146	224	228
Other Retail
Retail leasing	1	1	1	–	–
Other	186	190	216	67	65
Total other retail	187	191	217	67	65
Total nonperforming loans, excluding covered loans	1,452	1,476	1,693	2,152	2,819
Covered Loans	14	127	386	926	1,244
Total nonperforming loans	1,466	1,603	2,079	3,078	4,063
Other Real Estate(c)(d)	288	327	381	404	511
Covered Other Real Estate(d)	37	97	197	274	453
Other Assets	17	10	14	18	21
Total nonperforming assets	$1,808	$2,037	$2,671	$3,774	$5,048
Total nonperforming assets, excluding covered assets	$1,757	$1,813	$2,088	$2,574	$3,351
Excluding covered assets
Accruing loans 90 days or more past due(b)	$550	$713	$660	$843	$1,094
Nonperforming loans to total loans	.60%	.65%	.80%	1.10%	1.57%
Nonperforming assets to total loans plus other real estate(c)	.72%	.80%	.98%	1.32%	1.87%
Including covered assets
Accruing loans 90 days or more past due(b)	$945	$1,189	$1,323	$1,753	$2,184
Nonperforming loans to total loans	.59%	.68%	.93%	1.47%	2.06%
Nonperforming assets to total loans plus other real estate(c)	.73%	.86%	1.19%	1.79%	2.55%

CHANGES IN NONPERFORMING ASSETS

(Dollars in Millions)	Commercial and Commercial Real Estate	Credit Card, Other Retail and Residential Mortgages	Covered Assets	Total
Balance December 31, 2013	$494	$1,319	$224	$2,037
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	514	672	74	1,260
Advances on loans	52	–	–	52
Total additions	566	672	74	1,312
Reductions in nonperforming assets
Paydowns, payoffs	(248)	(244)	(171)	(663)
Net sales	(120)	(127)	(72)	(319)
Return to performing status	(21)	(130)	(2)	(153)
Charge-offs(e)	(240)	(164)	(2)	(406)
Total reductions	(629)	(665)	(247)	(1,541)
Net additions to (reductions in) nonperforming assets	(63)	7	(173)	(229)
Balance December 31, 2014	$431	$1,326	$51	$1,808
(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.

(b)	Excludes $3.1 billion, $3.7 billion, $3.2 billion, $2.6 billion and $2.6 billion at December 31, 2014, 2013, 2012, 2011 and 2010, respectively, of loans purchased from GNMA mortgage pools that are 90 days or more past due that continue to accrue interest, as their repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.

(c)	Foreclosed GNMA loans of $641 million, $527 million, $548 million, $692 million and $575 million at December 31, 2014, 2013, 2012, 2011 and 2010, respectively, continue to accrue interest and are recorded as other assets and excluded from nonperforming assets because they are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.

(d)	Includes equity investments in entities whose principal assets are other real estate owned.

(e)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.